EMPLOYEE BENEFITS (Tables)	12 Months Ended
Sep. 30, 2013
EMPLOYEE BENEFITS
Summary of activity in the Company's restricted stock awards

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	365,170	$7.13	115,078	$6.89	67,219	$6.45
Granted	42,221	8.72	298,727	7.05	67,248	7.49
Vested	(137,861)	7.27	(47,877)	6.02	(12,996)	7.43
Forfeited	—	—	(758)	6.59	(6,393)	7.43
Nonvested at end of year	269,530	$7.31	365,170	$7.13	115,078	$6.89

Summary of activity in the Company's stock option program

	2013				2012		2011
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	629,936	$11.20			759,684	$10.56	849,840	$10.40
Granted	17,500	8.39			—	—	—	—
Exercised	(23,400)	8.99			(84,456)	5.96	(33,397)	5.81
Forfeited	(19,450)	9.53			(45,292)	10.18	(56,759)	10.96
Outstanding at end of year	604,586	$11.26	$512,296	4.0	629,936	$11.20	759,684	$10.56

Exercisable at end of year	586,386	$11.35	$475,784	3.9	578,387	$11.19	604,387	$10.65

Summary of total stock-based compensation expense
	2013	2012	2011
Total expense	$1,222,419	$1,179,683	$590,457
Earnings per share:
Basic	$0.07	$0.07	$0.03
Diluted	0.07	0.07	0.03

Schedule of average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate	0.85%
Expected volatility	44.36%
Expected life in years	6.0
Dividend yield	5.02%
Expected forfeiture rate	5.30%